Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.63%
Net Expenses	rr_NetExpensesOverAssets	1.63%	[4]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	1,160
5 Years	rr_ExpenseExampleYear05	1,639
10 Years	rr_ExpenseExampleYear10	2,956
Annual Return 2010	rr_AnnualReturn2010	35.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
1 Year	rr_AverageAnnualReturnYear01	28.16%
Since Inception	rr_AverageAnnualReturnSinceInception	28.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	27.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.82%
Since Inception	rr_AverageAnnualReturnSinceInception	23.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%
Net Expenses	rr_NetExpensesOverAssets	2.23%	[4]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	3,051
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	806
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,051
1 Year	rr_AverageAnnualReturnYear01	33.73%
Since Inception	rr_AverageAnnualReturnSinceInception	32.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2009
EFIAA Retail | Geneva Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Class A Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Class A and Class C Shares for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	12/31/10	17.81%
Lowest Quarter	06/30/10	-5.31%
Year-to-date total return as of 9/30/2011		-10.45%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

EFIAA Retail | Geneva Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	30.82%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.62% and 2.22%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.62% with respect to Class A Shares and 2.22% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.